Recurring Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Recurring Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis	The following tables presents fair value information as of December 31, 2023 and 2022 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash held in Trust Account	$16,018,732	$—	$—	$16,018,732
Liabilities:
Public Warrants	552,000	—	—	552,000
Private Warrants	—	561,600	—	561,600
Total liabilities	$552,000	$561,600	$—	$1,113,600
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$285,506,568	$—	$—	$285,506,568
Liabilities:
Public Warrants	$394,680	$—	$—	$394,680
Private Warrants	—	401,544	—	401,544
Total liabilities	$394,680	$401,544	$—	$796,224